PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
Summary of prepayments and other current assets

	As of December 31,
	2019	2020
	US$	US$
Prepayments	211,435	1,907,781
Deposits(a)	970,394	1,646,446
Interest receivables	227,278	—
Others	67,866	259,757
	1,476,973	3,813,984

Note (a): The deposits represented the amounts that the Group paid to its CRO vendors for various outsourced research and development programs according to the terms of respective CRO agreement. The Group expects to recover the deposits if the program fails or the contract is cancelled.